Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020	3,287,647	611,784
Balance at Dec. 31, 2020	$ 33	$ 6	$ 59,196	$ (22,142)	$ 37,093	$ (126)	$ 36,967
Stock options - compensation costs	0	0	5	0	5	0	5
Investment in subsidiary from accredited investors	0	0	0	0	0	358	358
Net income (loss)	$ 0	$ 0	0	1,971	1,971	(324)	1,647
Balance (in shares) at Dec. 31, 2021	3,287,647	611,784
Balance at Dec. 31, 2021	$ 33	$ 6	59,201	(20,171)	39,069	(92)	38,977
Stock options - compensation costs	0	0	4	0	4	0	4
Investment in subsidiary from accredited investors	0	0	0	0	0	142	142
Net income (loss)	$ 0	$ 0	0	(583)	(583)	(397)	(980)
Balance (in shares) at Dec. 31, 2022	3,287,647	611,784
Balance at Dec. 31, 2022	$ 33	$ 6	$ 59,205	$ (20,754)	$ 38,490	$ (347)	$ 38,143